FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:Scheer Rowlett & Associates Investment Management Ltd
















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Bank of Nova Scotia
Common
064149107
171,581,716
3,367,966
3,367,966
N/A
N/A

N/A
3,367,966
N/A
Canadian Natural Resources Ltd.
Common
136385101
86,946,103
1,182,293
1,182,293
N/A
N/A

N/A
1,182,293
N/A
CIBC
Common
136069101
92,009,399
1,287,144
1,287,144
N/A
N/A

N/A
1,287,144
N/A
EnCana Corp.
Common
292505104
118,225,551
1,728,620
1,728,620
N/A
N/A

N/A
1,728,620
N/A
Manulife Financial Corp.
Common
56501R106
134,769,150
3,278,517
3,278,517
N/A
N/A

N/A
3,278,517
N/A
Petro-Canada
Common
71644E102
104,203,562
1,931,323
1,931,323
N/A
N/A

N/A
1,931,323
N/A
Royal Bank of Canada
Common
780087102
179,894,274
3,499,120
3,499,120
N/A
N/A

N/A
3,499,120
N/A
Suncor Energy Inc.
Common
867229106
106,813,371
976,913
976,913
N/A
N/A

N/A
976,913
N/A
Talisman Energy Inc.
Common
87425E103
88,779,232
4,764,547
4,764,547
N/A
N/A

N/A
4,764,547
N/A
Toronto Dominion Bank
Common
891160509
171,859,598
2,440,512
2,440,512
N/A
N/A

N/A
2,440,512
N/A



1,255,081,956
24,456,955
24,456,955




24,456,955